Cash and Deposits with Banks - Reconciliation of Cash and Cash Equivalents Used for the Purposes of the Consolidated Statement of Cash Flows (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash and cash equivalents [abstract]
Cash and deposits with banks	¥ 76,465,511	¥ 75,697,521	¥ 73,090,816
Less: term deposits with original maturities over three months	(444,741)	(511,148)	(675,185)
Less: cash segregated as deposits and others	(676,535)	(842,420)	(866,934)
Cash and cash equivalents	¥ 75,344,235	¥ 74,343,953	¥ 71,548,697	¥ 61,203,541